Investment Objectives and Goals	Nov. 10, 2025
Fundstrat Granny Shots US Small- & Mid-Cap ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fundstrat Granny Shots US Small- & Mid-Cap ETF (the “Fund”) seeks long-term capital appreciation.
Fundstrat Granny Shots US Large Cap & Income ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fundstrat Granny Shots US Large Cap & Income ETF (the “Fund”) primarily seeks to provide current income,
Objective, Secondary [Text Block]	with a secondary objective of long-term capital appreciation.